Income Taxes	12 Months Ended
Aug. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
15.	INCOME TAXES

Income tax expense (benefit) consist of the following:

	For the year ended August 31,
	2015	2016	2017
	RMB	RMB	RMB
Current income tax expense:
PRC	2,768	13,120	39,995
Deferred income tax (benefit) expense:
PRC	(32,085)	4,769	975

Total income tax (benefit) expense:	(29,317)	17,889	40,970

Cayman Islands

The company and Impectus are incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company and Impetus are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

The Company subsidiary, Time Education China Holding Limited, is located in Hong Kong and are subject to an income tax rate of 16.5% for taxable income earned in Hong Kong. No provision for Hong Kong Profits tax has been made in the combined and consolidated financial statements as it has no assessable income for the years ended August 31, 2015, 2016 and 2017.

PRC

The subsidiaries and VIEs incorporated in the PRC were generally subject to a corporate income tax rate of 25%.

Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), consolidated the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption a unified tax rate of 25% for most enterprises with the following exceptions. Changsha Country Garden Venice Bilingual School and Changsha Country Garden Venice Kindergarten were entitled to a five year tax exemptions from year January 1, 2013 to December 31, 2017 as they were determined as non-profit organization according to the Financial Bureau and National Taxation Bureau of Changsha. Zhuhai Bright Scholar is a company registered in Hengqin New Area whose main business falls within the preferential enterprise income tax (“EIT”) catalog of Hengqin New Area in Zhuhai and whose revenue derived from its main business accounts for more than 70% of its total revenue. Zhuhai Bright Scholar was classified as a domestically-owned enterprise in Hengqin New Area, Zhuhai in an encouraged industry sector, and was approved by the PRC tax authorities to enjoy a preferential EIT rate of 15% from January 24, 2017 (date of incorporation) to August 31, 2017. If Zhuhai Bright Scholar continues to meet the relevant requirements, it may be eligible for the preferential EIT rate for the following years until December 31, 2020.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group’s deferred tax assets and liabilities were as follows:

	As at August 31,
	2016	2017
	RMB	RMB
Deferred tax assets:
Net operating loss carry-forward	38,192	37,620
Less: valuation allowance	(11,250)	(12,283)

Total deferred tax assets	26,942	25,337

Deferred tax liabilities:
Intangible assets	5,924	5,294

Total deferred tax liabilities	5,924	5,294

Movement in valuation allowance is as follows:

	For the year ended August 31,
	2015	2016	2017
	RMB	RMB	RMB
Beginning balance	28,209	17,479	11,250
Additions	10,881	7,510	4,836
Reversal	(21,375)	(13,666)	(3,257)
Expired	(236)	(73)	(546)

Ending balance	17,479	11,250	12,283

As of August 31, 2015, 2016 and 2017 tax loss carry-forward amounted to RMB 198,256, RMB 152,768 and RMB 150,480, respectively, and would expire by the end of calendar year 2020, 2021 and 2022. The Group operates its business through its subsidiaries, its VIEs, and other affiliated companies under common control with BGY Education Investment. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs and other affiliated companies under common control with BGY Education Investment may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. A valuation allowance of RMB 17,479, RMB 11,250 and RMB 12,283 had been established as of August 31, 2015, 2016 and 2017, respectively, in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that considered to be indefinitely reinvested and thus would not be subject to income tax.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group has concluded that there are no significant uncertain tax positions requiring recognition in combined financial statements for the years ended August 31, 2015, 2016, and 2017. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods. The years 2015 to 2017 remain subject to examination by the PRC tax authorities.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in calendar year 2015, 2016 and 2017 to income before income taxes and the actual provision for income tax was as follows:

	For the year ended August 31,
	2015	2016	2017
	RMB	RMB	RMB
Net (loss) income before provision for income tax	(69,229)	20,805	232,779
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(17,308)	5,201	58,195
Effect of expenses that are not deductible in determining taxable profit	479	23,927	265
Unrecognized tax losses	10,881	7,510	4,836
Utilization of tax losses previously not recognized	(21,375)	(13,666)	(3,257)
Expiration of tax losses previously recognized	—	—	898
Effect of income tax exemptions	(1,943)	(4,831)	(19,967)
Others	(51)	(252)	—

Income tax (benefit) expense recognized in profit or loss	(29,317)	17,889	40,970

If the tax holidays granted to certain schools of the Group were not available, the Group’s income tax expense would have increased by RMB 1,943, RMB 4,831 and RMB19,967 for the years ended August 31, 2015, 2016 and 2017, respectively. The basic net loss per share attributable to the Company would increase by RMB 0.02, RMB 0.05 and RMB 0.19 for the years ended August 31, 2015, 2016 and 2017, respectively.